As filed with the U.S. Securities and Exchange Commission on 6/2/2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94101
(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2021

Item 1. Reports to Stockholders.

(a)

FundX

UPGRADER FUNDS

2021

SEMIANNUAL REPORT

MARCH 31, 2021

Semiannual Report 2021	Fundxfunds.com	1

1969	FundX Investment Group (then called DAL) is a registered investment advisor (RIA).

Knowledgeable Portfolio Management

We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.

A Strategy You Can Understand

We developed the Upgrading strategy, which is designed to keep our portfolios invested in top-ranked funds. Upgrading ranks noload mutual funds and ETFs based on recent performance. We buy top performers and hold these funds only while they remain top ranked.

FundX Upgrader Funds

The FundX Upgrader Funds are a series of mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer various levels of potential risk and reward.

A Portfolio that Responds to Market Changes

Market trends rotate between large-cap and small-cap stocks, growth and value styles of investing, and geographic regions. Our Upgrading strategy aligns the FundX Upgrader Fund portfolios with these trends. The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies that have strong recent returns.

1976	The firm starts publishing NoLoad FundX newsletter.

2001	The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002	Inception of three additional funds: FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2017	Inception of the FundX Sustainable Impact Fund (SRIFX), a fund that aims to help investors build wealth and a better world.

2	Semiannual Report 2021

March 31, 2021

Dear Fellow Shareholders,

Stocks continued to rally over the six months ending March 31, 2021, and all of FundX Upgrader Funds gained for the semiannual period. The S&P 500 gained 19.07%, and the Morningstar Global Market Large-Mid-Cap Index was up 20.10%.

Market trends changed significantly during the semiannual period. Large-cap growth and tech stocks, which had soared in the first months of the pandemic, started to lose favor in the fourth quarter of 2020, and previously out-of-favor smaller-cap and value stocks, which tend to do well during economic recoveries, took the lead.

The large-cap tech-heavy Nasdaq 100 Index, which was among the strongest performing indexes off the March 2020 lows, gained a respectable 15.08% over the past six months, but the small-cap Russell 2000 did far better, soaring 48.05%.

Market changes often bring about new investment opportunities, and this remarkable divergence led us to make some important changes to the FundX Fund portfolios.

Navigating Market Trends

Is the large-cap growth trend over? It’s simply too soon to say. Market trends change in fits and starts, and there are often reversals even within a sustained trend. Over the last few years, there have been times when small-cap and value stocks have outpaced large-cap growth stocks, but large-cap growth has repeatedly bounced back.

While there are compelling reasons why smaller value-oriented stocks should continue to do well as the world emerges from the pandemic, recent history reminds us that markets don’t always respond the way anyone expects. A year ago in March 2020, the outlook for stocks was grim, and the global economic shutdown was being compared to the Great Depression, but stocks upended expectations and staged a massive rally over the last 12 months with some indexes sitting at new highs.

In our 50 years of navigating changing markets, we’ve learned to respond to changing markets gradually in an effort to capitalize on confirmed trends. This means that our equity strategy approach may lag during transitions, as it did during the semiannual period. However, we remain confident that our approach will add value as major trends take hold.

2021 Refinitiv Lipper Award Winner

The FundX Upgrader Fund (FUNDX) won two 2021 Refinitiv Lipper Fund Awards. FUNDX was recognized for excellent investment performance over the trailing three and five years ending November 30, 2020 among 36 and 34 funds, respectively, in the Mixed-Asset Target Allocation Aggressive Growth Fund category. The awards recognize individual mutual funds that have consistently strong risk-adjusted performance compared to their peers.

Capitalizing on Changing Bond Markets

Interest rates rose during the semiannual period, and most bonds sank. The Bloomberg Barclays Aggregate Bond Index lost -2.73%. Our Flexible income Fund (INCMX) is designed to navigate changing interest rates, and our exposure to less interest-rate sensitive bond funds, such as high-yield bonds, and our positions in low-volatility equity funds resulted in good gains for this time frame. The Flexible Income Fund (INCMX) was up 5.55%, strongly outpacing the index for the trailing six months.

Celebrating 20 Years of FundX Funds

This year, we celebrate 20 years of the FundX Funds. In 2001, we launched our first mutual fund, the FundX Upgrader Fund, based on our longtime Upgrading approach. Since then, our family of funds has grown to include five funds designed to help people meet a range of different investment goals.

Semiannual Report 2021	Fundxfunds.com	3

Thank you for investing with us over the decades. It is a privilege to help you build wealth, navigate changing markets and reach lifelong investment goals.

Janet Brown

CEO, FundX Investment Group

Portfolio Manager, FundX Funds

The Refinitiv Lipper Fund Awards, granted annually, are based on the Lipper Leader for Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60, and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Refinitiv Lipper Fund Award. For more information, see lipperfundawards.com. Although Refinitiv Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Refinitiv Lipper.

The S&P 500 Index is a broad based unmanaged index of 500 U.S. stocks, which is widely recognized as representative of the U.S. equity market. The Morningstar Global Market Large-Mid Cap Index measures the performance of developed and emerging countries across the world, targeting the top 90% of stocks by market capitalization. The Nasdaq 100 Index includes the 100 largest U.S non-financial companies listed on the Nasdaq stock exchange. The Russell 2000 Index tracks the performance of the 2,000 smaller U.S. companies. The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

4	Semiannual Report 2021

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified.The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives,which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates.

References to other funds should not be interpreted as an offer of these securities.

Defensive funds typically invest in areas of the market that may hold up better in market declines, such as gold, real estate, utilities, and consumer staples. These funds also may invest in dividend-paying stocks, higher-quality stocks, or low-volatility stocks.

The S&P 500 Index is a broad based unmanaged Index of 500 U.S. stocks, which is widely recognized as representative of the U.S. equity market. The Morningstar Global Market Large-Mid Cap Index measures the performance of developed and emerging countries across the world, targeting the top 90% of stocks by market capitalization. The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You cannot invest directly in an index.

While the funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

Must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

Semiannual Report 2021	Fundxfunds.com	5

FUNDX	Upgrader Fund Growth Fund

The Upgrader fund (FUNDX) invests in diversified core stocks funds that typically have market-level risk. FUNDX is actively managed to navigate changing markets and capitalize on global market trends, and markets certainly changed in the six months ending March 31, 2021.

The pre-pandemic trend, which favored growth stocks like technology companies, changed course towards the end of the year and that prompted a number of changes to FUNDX’s portfolio.

FUNDX started the six-month period mostly invested in large-cap growth stocks (80%) with about a third of its portfolio in technology (36%). As the large-cap growth and tech trend weakened, we started to reduce our exposure, selling Calvert Equity (CEYIX), a large-growth fund with an overallocation to technology and financials, and Polen Growth (POLIX), a fund we’d held since July 2018.

In early 2021, we sold TransAmerica US Growth (TDEIX), which we’d owned since the beginning of 2020, and Brown Advisory Sustainable Growth (BAFWX), another long-term holding that we originally bought in July 2019. These funds had contributed to FUNDX’s strong 2020 gains, but when performance faltered, we moved on.

FUNDX also had exposure to convertible securities funds including SPDR Barclays Convertible (CWB) and Fidelity Convertible Securities (FCVSX). These positions did well as interest rates declined in 2020, but they were hit hard when rates spiked in early 2021 and lagged during the semiannual period, detracting from FUNDX’s returns.

Pending change in trends

As market trends shifted toward smaller-cap stocks in the first quarter, we increased our exposure to these areas, buying Parnassus Endeavor (PFPWX), a large-cap value fund; Royce Pennsylvania Mutual (RPMIX), a small-cap fund; and Ariel fund (ARAIX), a mid-cap value position.

By March 2021, FUNDX had less exposure to large-cap growth and more exposure to value stocks of all capitalizations. FUNDX gained 15.45% for the semiannual period compared to 20.10% for the Morningstar Global Market Large-Mid-Cap Index and 19.07% for the S&P 500 Index.

Looking ahead

Market trends develop over time, and there are often short-term reversals along the way. While the trends continue to favor value, mid and small-cap funds, we would expect to increase our allocation to these areas. If, on the other hand, large-cap growth bounces back in the coming months, as it has many times before, FUNDX has the flexibility to change course.

6	Semiannual Report 2021

FUNDX	Upgrader Fund Growth Fund

0.1% Short-Term Investments,

Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares	Investment Companies: 99.9%	Value
	Core Funds:
329,032	Ariel Fund - Institutional Class	$26,615,371
143,831	Fidelity Advisor Growth Opportunities Fund - Class I	22,814,499
128,891	Fidelity Blue Chip Growth Fund ^	21,671,716
587,591	Fidelity Convertible Securities Fund ^	24,408,540
223,434	Hartford Growth Opportunities Fund - Class Y	14,999,108
702,300	Invesco Summit Fund - Class Y	21,223,495
337,459	Parnassus Endeavor Fund - Institutional Class	19,079,951
1,337,355	Royce Pennsylvania Mutual Fund - Institutional Class	15,593,564
272,000	SPDR Bloomberg Barclays Convertible Securities ETF	22,671,200
436,026	Transamerica Capital Growth - Class I	23,972,725
95,700	Vanguard Mega Cap Growth ETF	19,816,599
	Total Core Funds 99.9%	232,866,768

	Total Investment Companies
	(Cost $191,913,490)	232,866,768

	Short-Term Investments: 0.2%
546,545	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% #	546,545

	Total Short-Term Investments
	(Cost $546,545)	546,545

	Total Investments: 100.1%
	(Cost $192,460,035)	233,413,313
	Liabilities in Excess of Other Assets: (0.1)%	(128,613)
	Net Assets: 100.0%	$233,284,700

^	A portion of the securities held by the Fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $2,258,474 (representing 1.0% of net assets).
#	Annualized seven-day yield as of March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	7

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

The Aggressive Upgrader Fund (HOTFX) focuses on concentrated stock funds, including sector and country-specific funds and ETFs, which typically have above-average risk and higher potential volatility. HOTFX is actively managed in an attempt to capitalize on sector rotations and global market trends.

The past six months saw major divergence in market trends as the large-cap growth and technology trend weakened, and this led to us to make substantial changes in HOTFX’s portfolio.

Navigating changing market trends

At the start of the semiannual period, tech stocks were leading the market, and that’s where HOTFX was invested. HOTFX had 55% invested in the tech sector as of September 30, 2020 – an all-time high. HOTFX owned both tech sector funds, like SPDR Technology (XLK) and Fidelity Select Semiconductors (FSELX), as well as large-cap growth funds with substantial tech exposure, such as Harbor Capital Appreciation (HACAX) and Invesco QQQ ETF (QQQ).

As tech stocks began to lose steam over the next six months, we systematically reduced our tech exposure, selling some of our long-term positions in SPDR Technology (XLK), T. Rowe Price New America Growth (PNAIX), and Vanguard Information Technology (VGT). By March 31, 2021, HOTFX’s tech exposure had fallen to 33%, its lowest level since 2019.

New opportunities arise

Previously out-of-favor areas, including smaller-cap stocks, value sectors, and foreign markets surged in the fourth quarter of 2020, and we began to gradually add exposure to these areas.

Foreign stocks, particularly Asia, and mid-cap growth stocks had strong momentum at the end of 2020, but this didn’t last. HOTFX’s mid-cap growth and foreign positions, including Wells Fargo Enterprise (WFEIX), Matthews Asia Growth (MIAPX), and Vanguard International Growth (VWILX), fell during the first quarter and detracted from HOTFX’s performance.

Small-cap and mid-cap value stocks, on the other hand, had a strong start to 2021, and we added positions in funds like iShares Russell 2000 (IWM) and Miller Opportunity (LMNOX) as well as value-oriented sector funds such as SPDR S&P Regional Banking ETF (KRE).

Many of HOTFX’s longtime positions, including Matthews China (MICFX), SPDR Technology (XLK), and Vanguard Information Technology (VGT), contributed to the fund’s strong 2020 returns, but lagged over the trailing six months. (XLK and VGT were replaced in the first quarter.)

Other long-term holdings, such as Fidelity Select Semiconductor (FSELX) and VanEck Semiconductor (SMH), which have been in the portfolio since 2019, were among HOTFX’s best performing positions during this time. These funds strongly outpaced both global and US indexes, as measured by the Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index, during the semiannual period and added to HOTFX’s gains.

HOTFX was up 14.13% for the semiannual period compared to 20.10% for the Morningstar Global Market Large-Mid-Cap Index and 19.07% for the S&P 500 Index.

8	Semiannual Report 2021

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

0.3% Short-Term Investments,

Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares	Investment Companies: 99.7%	Value
	Aggressive Funds:
15,007	Eventide Gilead Fund - Class I	$967,964
30,084	Invesco Global Opportunities Fund - Class Y	2,428,947
12,300	iShares Russell 2000 ETF	2,717,562
8,500	iShares Russell 2000 Growth ETF	2,556,290
60,378	Matthews Asia Growth Fund - Institutional Class	2,358,960
52,223	Miller Opportunity Trust - Institutional Class *	2,664,433
11,000	Vanguard Extended Market ETF	1,946,010
15,455	Vanguard International Growth Fund - Admiral Class	2,451,845
19,023	Wells Fargo Enterprise Fund - Institutional Class *	1,496,517
	Total Aggressive Funds 50.0%	19,588,528

	Sector Funds:
22,789	Fidelity Emerging Asia Fund	1,552,599
117,157	Fidelity Select Semiconductors Portfolio	2,088,915
41,000	First Trust NASDAQ Clean Edge Green Energy Index Fund	2,812,600
37,000	iShares MSCI Taiwan ETF	2,218,520
78,320	Matthews China Fund - Institutional Class	2,165,551
13,800	SPDR S&P Biotech ETF	1,871,970
45,000	SPDR S&P Regional Banking ETF	2,985,300
14,300	VanEck Vectors Semiconductor ETF	3,482,765
4,600	Vanguard Energy ETF	312,800
	Total Sector Funds 49.7%	19,491,020

	Total Investment Companies
	(Cost $36,720,525)	39,079,548

Semiannual Report 2021	Fundxfunds.com	9

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.3%
109,712	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% #	$109,712

	Total Short-Term Investments
	(Cost $109,712)	109,712

	Total Investments: 100.0%
	(Cost $36,830,237)	39,189,260
	Liabilities in Excess of Other Assets: 0.0% ^	(12,823)
	Net Assets: 100.0%	$39,176,437

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2021.
^	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2021

RELAX	Conservative Upgrader Fund Balanced Fund

The Conservative Upgrader Fund (RELAX) is an active balanced fund that can invest in core stock funds, balanced funds, and bond funds. It typically owns core stock funds for growth, and includes bonds and total-return funds, such as balanced and low-volatility equity funds, as a way to buffer stock market volatility.

RELAX is designed for investors who seek the growth potential of a stock fund combined with the lower volatility of a fixed income fund.

Navigating changing stock and bond markets

RELAX started the semiannual period substantially invested in large-cap US growth stock funds, intermediate-term bond funds (along with a small allocation to high-yield bonds), and balanced funds. As stock and bond markets changed, we made substantial changes to RELAX’s portfolio in an attempt to capitalize on new investment opportunities and adapt as interest rates rose and bonds sank.

Stock market trends rotated away from large-cap growth stocks over the past six months and toward previously out-of-favor smaller-cap and value stocks, and we gradually replaced some of RELAX’s longtime growth stock fund positions, such as Polen Growth (POLIX), which we bought in July 2018, with value and mid-cap funds, such as Parnassus Endeavor (PFPWX) and Ariel (ARGFX).

Parnassus Endeavor (PFPWX), a sustainable value fund, was among RELAX’s best performing positions in the first quarter of 2021, outpacing both global and US stocks, as measured by the Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index.

We also continued to own some large-cap growth positions. iShares Russell Top 200 Growth ETF (IWY) lagged the indexes and detracted from RELAX’s returns, while Fidelity Advisor Growth Opportunities (FAGCX) and Fidelity Blue Chip Growth (FBGRX), two funds that we’ve owned for more than a year, contributed to RELAX’s gains during the semiannual period.

RELAX isn’t limited to only stock and bond funds; it also incorporates balanced funds, and owned Columbia Balanced (CLREX) and Fidelity Balanced (FAIOX) over the past six months. We bought FPA Crescent (FPACX) at the beginning of January 2021 and it outperformed the S&P 500 in the first quarter of 2021, even though FPACX isn’t fully invested in stocks.

Navigating higher interest rates

Rising interest rates sent the prices of most bonds spiraling downward during the last six months. We reduced RELAX’s exposure to higher-quality intermediate-term bonds, selling Vanguard Intermediate-Term Bond (BIV) and Vanguard Total Bond Market ETF (BND), and added to lower-quality positions, which steadily recovered from the March 2020 crash.

Vanguard Total Bond Market ETF (BND), which tracks the benchmark bond index, lost 2.4% while we owned it from early January through March 4, while lower-quality funds, like Fidelity Capital & Income (FAGIX) and SPDR Bloomberg Barclays High Yield Bond ETF (JNK), which we held for the full six months, contributed positively to RELAX’s returns.

RELAX also owned low-volatility equity funds throughout the semiannual period. These funds aren’t fully invested in bonds, so they tend to be less interest rate sensitive, and RELAX’s positions in these funds, namely Fidelity Real Estate Income (FRIFX) and Permanent Portfolio (PRPFX), also added value.

RELAX gained 11.42% for the semiannual period compared to 20.10% for the Morningstar Global Market Large-Mid-Cap Index.

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RELAX	Conservative Upgrader Fund Balanced Fund

0.4% Short-Term Investments,
Inclusive of Other Assets

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares	Investment Companies: 99.6%	Value
	Bond Funds:
48,691	Calvert Short-Duration Income Fund - Class I	$804,869
67,652	Carillon Reams Unconstrained Bond Fund - Class I	877,441
32,349	Columbia Strategic Income Fund - Class I2	797,736
79,929	Fidelity Advisor High Income Advantage Fund - Class I	927,176
164,991	Fidelity Capital & Income Fund	1,824,805
124,827	Ivy High Income Fund - Class I	901,248
153,011	Metropolitan West High Yield Bond Fund - Class I	1,617,325
157,544	Osterweis Strategic Income Fund	1,791,271
15,000	SPDR Bloomberg Barclays High Yield Bond ETF	1,632,000
146,121	Thompson Bond Fund	1,600,021
	Total Bond Funds 14.7%	12,773,892

	Core Funds:
33,670	Ariel Fund - Institutional Class	2,723,569
16,513	Fidelity Advisor Growth Opportunities Fund - Class I	2,619,258
16,282	Fidelity Blue Chip Growth Fund	2,737,674
113,055	Invesco Summit Fund - Class Y	3,416,532
19,900	iShares Russell Top 200 Growth ETF	2,677,346
47,874	Parnassus Endeavor Fund - Institutional Class	2,706,817
177,228	Royce Pennsylvania Mutual Fund - Institutional Class	2,066,477
40,800	SPDR Bloomberg Barclays Convertible Securities ETF	3,400,680
53,204	Transamerica Capital Growth - Class I	2,925,130
	Total Core Funds 29.0%	25,273,483

	Total Return Funds:
52,469	Columbia Balanced Fund - Class I2	2,640,773
199,937	Fidelity Advisory Balanced Fund - Class I	5,552,240
207,693	Fidelity Asset Manager 70% Fund	5,568,245
184,438	Fidelity Puritan Fund	5,013,034
77,229	Fidelity Real Estate Income Fund	965,357
146,183	FPA Crescent Fund - Investor Class	5,771,305
175,520	Pax Sustainable Allocation Fund - Institutional Class	4,895,250
141,693	Permanent Portfolio - Class N	6,780,014
393,939	Value Line Capital Appreciation Fund, Inc. - Institutional Class	5,211,818
145,254	Vanguard STAR Fund - Investor Class	4,621,995
24,332	Vanguard Wellesley Income Fund - Admiral Class	1,675,977
	Total Total Return Funds 55.9%	48,696,008

	Total Investment Companies
	(Cost $78,324,481)	86,743,383

12	Semiannual Report 2021

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.1%
81,963	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% #	$81,963

	Total Short-Term Investments
	(Cost $81,963)	81,963

	Total Investments: 99.7%
	(Cost $78,406,444)	86,825,346
	Other Assets in Excess of Liabilities: 0.3%	256,862
	Net Assets: 100.0%	$87,082,208

	# Annualized seven-day yield as of March 31, 2021.

	The accompanying notes are an integral part of these financial statements.

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INCMX	Flexible Income Fund Fixed Income

The Flexible Income Fund (INCMX) is predominantly a portfolio of bond funds, but may invest a portion of its portfolio in total-return or alternative funds. It is used by some investors as a standalone portfolio designed to deliver relatively low-volatility returns over time. It is often used by investors as a lower-risk component of a balanced portfolio that also includes equity-based funds.

The six-month period ending March 31 was a very strong one for the portfolio, largely driven by the lower-quality, higher-yielding bond funds held during this time.

A fairly steady rise in interest rates in the fourth quarter of 2020 turned into a more dramatic spike in rates during the first quarter of 2021. The benchmark 10-year Treasury yield started the period at 0.69% and ended at 1.73%, more than doubling in half a year. This sent the prices of most bonds spiraling downward. The Bloomberg Barclays Aggregate US Bond Index lost -2.73%, while our generous weighting to high-yield bond funds kept our fixed income portfolios well in positive territory. INCMX gained 5.55% during the semiannual report period.

As interest rates were surging, the past six months also presented a significant recovery in lower-quality bonds, coming off of the Covid crash that had bottomed in late March. We limit our exposure to lower-quality (high-yield) bonds and only own them when they have stronger recent returns than higher-grade lower-risk bonds, such as short-term and intermediate bonds.

The strongest gainers for the period were low-volatility equity funds. Fidelity Real Estate Income (FRIFX) and Permanent Portfolio (PRPFX) both gained over 15%. Among bond funds, Fidelity Capital & Income (FAGIX) and SPDR Bloomberg Barclays High Yield Bond ETF (JNK), both considered junk bond funds, gained the most, 14.1% and 6.9% respectively. All four of these funds were held the entire period.

The biggest losers for this six-month window were Janus Henderson Flexible Income (JFLEX), an intermediate-term bond fund we added to the portfolio in early February. It lost -2.6% through March 31. We held Vanguard Total Bond Market ETF (BND), an index fund that tracks the overall US bond market, from early January through March 4, during which it lost -2.4%.

Currently, we own high-yields as part of a diversified portfolio that includes short-term and strategic bond funds as well as low-volatility equity funds. As the bond markets continue to change, we will adapt the portfolio with an aim to both preserve principal and exploit opportunities where we can.

14	Semiannual Report 2021

INCMX	Flexible Income Fund Fixed Income

1.2% Short-Term Investments,
Inclusive of Other Assets

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares	Investment Companies: 98.8%	Value
	High Yield Bond Funds:
407,976	Fidelity Advisor High Income Advantage Fund - Class I	$4,732,522
832,984	Fidelity Capital & Income Fund	9,212,798
582,563	Ivy High Income Fund - Class I	4,206,103
752,612	Metropolitan West High Yield Bond Fund - Class I ^	7,955,110
58,700	SPDR Bloomberg Barclays High Yield Bond ETF	6,386,560
	Total High Yield Bond Funds 37.5%	32,493,093

	Short Term Bond Funds:
249,532	Calvert Short-Duration Income Fund - Class I	4,124,770
	Total Short Term Bond Funds 4.7%

	Strategic Bond Funds:
326,776	Carillon Reams Unconstrained Bond Fund - Class I	4,238,283
161,649	Columbia Strategic Income Fund - Class I2	3,986,264
305,040	Janus Henderson Flexible Bond Fund - Class I	3,349,337
786,257	Osterweis Strategic Income Fund	8,939,738
658,104	Thompson Bond Fund	7,206,241
	Total Strategic Bond Funds 31.9%	27,719,863

	Total Return Funds:
323,450	Fidelity Real Estate Income Fund	4,043,127
190,844	Permanent Portfolio - Class N	9,131,869
119,343	Vanguard Wellesley Income Fund - Admiral Class	8,220,311
	Total Total Return Funds 24.7%	21,395,307

	Total Investment Companies
	(Cost $82,195,114)	85,733,033

Semiannual Report 2021	Fundxfunds.com	15

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.8%
656,167	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% #	$656,167

	Total Short-Term Investments
	(Cost $656,167)	656,167

	Total Investments: 99.6%
	(Cost $82,851,281)	86,389,200
	Other Assets in Excess of Liabilities: 0.4%	315,599
	Net Assets: 100.0%	$86,704,799

	^ A portion of the securities held by the Fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $264,403 (representing 0.3% of net assets).
	# Annualized seven-day yield as of March 31, 2021.

	The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2021

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

The Sustainable Impact Fund (SRIFX) integrates environmental, social, and governance (ESG) criteria into our longtime momentum-based investment approach.

SRIFX invests primarily in core diversified stock funds that have average risk; it also may have limited exposure to more aggressive stock funds. Although preferable, SRIFX isn’t limited to investing in self-identified sustainable or socially responsible funds; it invests in funds and ETFs that have strong ESG ratings and strong recent returns.

Navigating changing markets

The past six months saw major divergence in market trends as the large-cap growth and technology trend weakened, and this led to us to make substantial changes in SRIFX’s portfolio.

SRIFX started the semiannual period mostly invested in core large-cap growth funds including Calvert Equity (CEYIX), Brown Advisory Sustainable Growth (BAFWX), and Polen Growth (POLIX), as well as tech-focused funds like Invesco QQQ (QQQ). These positions contributed to SRIFX’s strong 2020 returns, but as markets changed during the past six months, we systematically replaced most large-cap funds with stronger-performing smaller-cap and value funds.

Parnassus Endeavor (PFPWX), a sustainable value fund we bought in late 2020 was one of SRIFX’s strongest positions in the first quarter, outpacing both the Morningstar Global Market Large-Mid-Cap Index and the S&P 500 Index.

As small-cap and value stocks stayed in favor in the first quarter of 2021, and we added positions in sustainable small- and mid-cap funds, including Nuveen ESG Small Cap ETF (NUSC), Shelton Green Alpha (NEXTX), and Ariel (ARAIX). By March 31, 2021, SRIFX was predominantly invested in small-cap, mid-cap, and value funds.

SRIFX’s few remaining large-cap growth and global positions detracted from its performance during this period. Vanguard US Growth (VWUAX) and Morgan Stanley Global Opportunities (MGGPX), which we bought a year ago in March 2020 and held throughout the semiannual period, generated terrific gains over the trailing 12 months, but they lost ground in the first quarter of 2021. Eventide Gilead (ETILX), a mid-cap position we bought in early December, lagged the benchmarks since its purchase.

SRIFX owned some of the best sustainable funds during the past six months, according to Barron’s Top-Performing Sustainable Funds (published January 2021). Barron’s list included Brown Advisory Sustainable Growth (BAFWX), Calvert Equity (CEYIX), Laudus US Large Cap Growth (LGILX), and Polen Growth (POLIX), which contributed to SRIFX’s strong performance in 2020, as well as Putnam Sustainable Future (PMVYX) and Parnassus Endeavor (PFPWX), which we believe are better positioned in 2021.

SRIFX gained 11.28% for the semiannual period compared to 20.10% for the Morningstar Global Market Large-Mid-Cap Index and 19.07% for the S&P 500 Index.

Semiannual Report 2021	Fundxfunds.com	17

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

1.4% Short-Term Investments,
Inclusive of Other Assets

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares	Investment Companies: 98.6%	Value
	Aggressive Funds:
45,965	Eventide Gilead Fund - Class I	$2,964,710
20,735	GMO Climate Change Fund - Class I	723,845
5,217	New Alternatives Fund, Inc. - Class A	488,063
17,000	Nuveen ESG Small-Cap ETF	731,510
55,031	Praxis Small Cap Index Fund - Class I	695,597
10,423	Shelton Green Alpha Fund	461,837
	Total Aggressive Funds 24.1%	6,065,562

	Core Funds:
26,137	Ariel Fund - Institutional Class	2,114,193
9,191	ClearBridge Sustainability Leaders Fund - Class I	206,342
31,328	Invesco Summit Fund - Class Y	946,742
31,500	iShares MSCI Global Impact ETF	2,987,460
31,541	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	1,340,174
39,131	Parnassus Endeavor Fund - Institutional Class	2,212,464
86,398	Putnam Sustainable Future Fund - Class Y	2,236,843
151,223	RBC International Opportunities Fund - Class I ^	1,961,366
16,579	Vanguard U.S. Growth Fund - Admiral Class	2,781,340
23,806	Virtus AllianzGI Focused Growth Fund	1,530,695
	Total Core Funds 72.8%	18,317,619

	Sector Funds:
6,100	First Trust NASDAQ Clean Edge Green Energy Index Fund	418,460
	Total Sector Funds 1.7%

	Total Investment Companies
	(Cost $22,377,789)	24,801,641

18	Semiannual Report 2021

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2021 (UNAUDITED)

Shares		Value
	Short-Term Investments: 0.5%
127,676	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% #	$127,676

	Total Short-Term Investments
	(Cost $127,676)	127,676

	Total Investments: 99.1%
	(Cost $22,505,465)	24,929,317
	Other Assets in Excess of Liabilities: 0.9%	233,763
	Net Assets: 100.0%	$25,163,080

	# Annualized seven-day yield as of March 31, 2021.
	^ A portion of the securities held by the Fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $254,014 (representing 1.0% of net assets).

	The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	19

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2021 (Unaudited)
	FundX Upgrader Fund	FundX Aggressive Upgrader Fund	FundX Conservative Upgrader Fund
Assets
Investments in securities, at value (identified cost $191,913,490, $36,720,525, $78,324,481) (See Note 2)	$232,866,768	$39,079,548	$86,743,383
Investments in short-term securities, at value (identified cost $546,545, $109,712, $81,963) (See Note 2)	546,545	109,712	81,963
Total securities, at value (identified cost $192,460,035, $36,830,237, $78,406,444) (See Note 2)	233,413,313	39,189,260	86,825,346
Receivables:
Fund shares sold	198,142	39,346	367,558
Dividends and interest	4	2	14,182
Prepaid expenses and other assets	16,612	8,197	8,417
Total assets	233,628,071	39,236,805	87,215,503
Liabilities
Payables:
Fund shares redeemed	41,572	3,478	12,188
Investment advisory fees, net	198,987	28,487	73,863
Administration and accounting fees	32,647	7,314	13,280
Audit fees	14,162	9,325	12,216
Custody fees	2,185	416	853
Transfer agent fees	19,568	4,147	7,405
Trustee fees	17,089	2,942	6,097
Other accrued expenses	17,161	4,259	7,393
Total liablities	343,371	60,368	133,295
Net Assets	$233,284,700	$39,176,437	$87,082,208
Net assets applicable to shares outstanding	$233,284,700	$39,176,437	$87,082,208
Shares outstanding; unlimited number of shares authorized without par value	3,059,302	506,057	1,894,197
Net asset value, offering and redemption price per share	$76.25	$77.42	$45.97

Components of Net Assets
Paid-in capital	$160,491,923	$27,171,895	$70,945,576
Total distributable earnings	72,792,777	12,004,542	16,136,632
Net assets	$233,284,700	$39,176,437	$87,082,208

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2021

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2021 (Unaudited)
	FundX Flexible Income Fund	FundX Sustainable Impact Fund
Assets
Investments in securities, at value (identified cost $82,195,114, $22,377,789) (See Note 2)	$85,733,033	$24,801,641
Investments in short-term securities, at value (identified cost $656,167, $127,676) (See Note 2)	656,167	127,676
Total securities, at value (identified cost $82,851,281, $22,505,465) (See Note 2)	86,389,200	24,929,317
Receivables:
Fund shares sold	334,904	254,000
Dividends and interest	79,560	1
Prepaid expenses and other assets	9,619	17,645
Total assets	86,813,283	25,200,963
Liabilities
Payables:
Fund shares redeemed	7,634	—
Investment advisory fees, net	53,331	17,584
Administration and accounting fees	13,719	5,260
Audit fees	12,216	8,178
Custody fees	842	299
Transfer agent fees	6,753	1,561
Trustee fees	6,322	1,809
Other accrued expenses	7,667	3,192
Total liablities	108,484	37,883
Net Assets	$86,704,799	$25,163,080
Net assets applicable to shares outstanding	$86,704,799	$25,163,080
Shares outstanding; unlimited number of shares authorized without par value	3,119,471	697,989
Net asset value, offering and redemption price per share	$27.79	$36.05

Components of Net Assets
Paid-in capital	$87,878,998	$18,001,207
Total distributable earnings	(1,174,199)	7,161,873
Net assets	$86,704,799	$25,163,080

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	21

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2021 (Unaudited)
	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME
Dividends	$615,686	$105,719	$571,095
Interest	46	8	14
Total investment income	615,732	105,727	571,109
EXPENSES
Investment advisory fees	1,144,609	194,127	433,993
Transfer agent fees	74,032	18,681	31,402
Administration and accounting fees	93,535	21,209	39,758
Reports to shareholders	10,057	3,277	4,918
Custody fees	6,299	1,196	2,444
Audit fees	16,463	2,525	14,716
Registration fees	11,292	10,492	10,330
Trustee fees	33,988	5,821	12,638
Miscellaneous expenses	7,169	3,784	4,681
Interest expense (Note 6)	22	74	38
Legal fees	44,641	7,699	16,990
Insurance expense	7,667	1,301	2,976
Total expenses	1,449,774	270,186	574,884
Plus: fees recouped	—	—	174
Less: fees waived	—	(8,041)	—
Less: expenses paid indirectly (Note 3)	(19,043)	(2,141)	(11,951)
Net expenses	1,430,731	260,004	563,107
Net investment income gain (loss)	(814,999)	(154,277)	8,002
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	26,508,021	8,743,535	6,487,326
Net realized gain on:	26,508,021	8,743,535	6,487,326
Capital gain distributions from regulated investment companies	6,998,796	1,247,133	2,181,072
Change in net unrealized appreciation / depreciation on investments	(625,227)	(4,893,812)	695,664
Net realized and unrealized gain on investments	32,881,590	5,096,856	9,364,062
Net decrease in net assets resulting from operations	$32,066,591	$4,942,579	$9,372,064

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2021

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2021 (Unaudited)
	FundX Flexible	FundX Sustainable
	Income Fund	Impact Fund
INVESTMENT INCOME
Dividends	$1,464,850	$27,408
Interest	21	5
Total investment income	1,464,871	27,413
EXPENSES
Investment advisory fees	298,476	120,644
Transfer agent fees	23,475	6,205
Administration and accounting fees	39,209	15,466
Reports to shareholders	4,796	2,772
Custody fees	2,355	869
Audit fees	14,216	8,177
Registration fees	9,525	10,293
Trustee fees	12,306	3,645
Miscellaneous expenses	4,769	3,533
Interest expense (Note 6)	296	7
Legal fees	16,781	4,680
Insurance expense	3,065	792
Total expenses	429,269	177,083
Plus: fees recouped
Less: fees waived	(6,843)	(14,208)
Less: expenses paid indirectly (Note 3)	(7,705)	(2,627)
Net expenses	414,721	160,248
Net investment income gain (loss)	1,050,150	(132,835)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	744,986	4,461,282
Net realized gains	744,986	4,461,282
Capital gain distributions from regulated investment companies	839,255	579,864
Change in net unrealized appreciation (depreciation) on investments	2,008,370	(2,460,777)
Net realized and unrealized gain on investments	3,592,611	2,580,369
Net increase in net assets resulting from operations	$4,642,761	$2,447,534

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	23

FUNDX	Upgrader Fund Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(814,999)	$(953,054)
Net realized gain (loss) on investments	26,508,021	(2,466,377)
Capital gain distributions from regulated investment companies	6,998,796	5,220,582
Change in net unrealized appreciation/depreciation of investments	(625,227)	29,710,718
Net increase in net assets resulting from operations	32,066,591	31,511,869
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(950,917)	(17,353,173)
Total distributions to shareholders	(950,917)	(17,353,173)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(8,831,283)	(14,376,464)
Total change in net assets	22,284,391	(217,768)

NET ASSETS
Beginning of period/year	211,000,309	211,218,077
End of period/year	$233,284,700	$211,000,309

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	85,886	$6,451,706	202,413	$12,090,726
Shares issued in reinvestment of distributions	12,666	936,917	281,242	17,023,561
Shares redeemed	(220,243)	(16,219,906)	(752,575)	(43,490,751)
Net change in shares outstanding	(121,691)	$(8,831,283)	(268,920)	$(14,376,464)

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2021

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2021
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(154,277)	$(170,243)
Net realized gain on investments	8,743,535	377,270
Capital gain distributions from regulated investment companies	1,247,133	427,693
Change in net unrealized appreciation (depreciation) of investments	(4,893,812)	5,619,953
Net increase in net assets resulting from operations	4,942,579	6,254,673
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(530,656)	(1,279,285)
Total distributions to shareholders	(530,656)	(1,279,285)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(338,866)	(5,669,600)
Total change in net assets	4,073,057	(694,212)

NET ASSETS
Beginning of period/year	35,103,380	35,797,592
End of period/year	$39,176,437	$35,103,380

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	14,651	$1,164,683	10,452	$613,521
Shares issued in reinvestment of distributions	6,922	527,803	20,752	1,273,140
Shares redeemed	(25,991)	(2,031,352)	(126,898)	(7,556,261)
Net change in shares outstanding	(4,418)	$(338,866)	(95,694)	$(5,669,600)

^ Reimbursement from FundX Investment Group, LLC due to shareholder activity.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	25

RELAX	Conservative Upgrader Fund Balanced Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$8,002	$420,378
Net realized gain (loss) on investments	6,487,326	(1,325,978)
Capital gain distributions from regulated investment companies	2,181,072	2,136,408
Change in net unrealized appreciation / depreciation of investments	695,664	2,587,579
Net increase in net assets resulting from operations	9,372,064	3,818,387
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(359,435)	(3,230,437)
Total distributions to shareholders	(359,435)	(3,230,437)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(5,341,530)	(16,444,606)
Total change in net assets	3,671,099	(15,856,656)

NET ASSETS
Beginning of period/year	83,411,109	99,267,765
End of period/year	$87,082,208	$83,411,109

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2021
	(Unaudited)		Year Ended September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	60,419	$2,730,322	236,507	$9,335,370
Shares issued in reinvestment of distributions	7,955	355,090	78,857	3,204,732
Shares redeemed	(187,687)	(8,426,942)	(757,049)	(28,984,921)
Other transactions ^	—	—	—	213
Net change in shares outstanding	(119,313)	$(5,341,530)	(441,685)	$(16,444,606)

* See Note 8 of the finanial statements.

^ Reimbursement from U.S. Bank Global Fund Servcies due to shareholder activity.

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2021

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,050,150	$1,637,643
Net realized income (loss) on investments	744,986	(2,763,248)
Capital gain distributions from regulated investment companies	839,255	143,647
Change in net unrealized appreciation / depreciation of investments	2,008,370	(1,583,042)
Net increase (decrease) in net assets resulting from operations	4,642,761	(2,565,000)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,751,962)	(1,989,481)
Total distributions to shareholders	(1,751,962)	(1,989,481)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(1,479,502)	(7,585,784)
Total change in net assets	1,411,297	(12,140,265)

NET ASSETS
Beginning of period/year	85,293,502	97,433,767
End of period/year	$86,704,799	$85,293,502

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2021
	(Unaudited)		Year Ended September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	423,032	$11,692,922	389,876	$10,704,459
Shares issued in reinvestment of distributions	63,513	1,747,885	71,168	1,983,442
Shares redeemed	(535,860)	(14,920,309)	(755,866)	(20,273,685)
Net change in shares outstanding	(49,315)	$(1,479,502)	(294,822)	$(7,585,784)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	27

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2020
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(132,835)	$(151,827)
Net realized gain on investments	4,461,282	418,983
Capital gain distributions from regulated investment companies	579,864	412,588
Change in net unrealized appreciation (depreciation) of investments	(2,460,777)	3,151,139
Net increase in net assets resulting from operations	2,447,534	3,830,883
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(640,625)	(49,211)
Total distributions to shareholders	(640,625)	(49,211)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	1,487,756	(2,179,632)
Total change in net assets	3,294,665	1,602,040

NET ASSETS
Beginning of period/year	21,868,415	20,266,375
End of period/year	$25,163,080	$21,868,415

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2021
	(Unaudited)		Year Ended September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	44,172	$1,611,885	81,382	$2,137,462
Shares issued in reinvestment of distributions	17,820	640,625	1,658	49,211
Shares redeemed	(21,265)	(764,754)	(154,834)	(4,366,305)
Net change in shares outstanding	40,727	$1,487,756	(71,794)	$(2,179,632)

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2021

FUNDX	Upgrader Fund Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$66.33	$61.22	$67.69	$57.53	$50.52	$46.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.26) (5)	(0.28) (5)	(0.20) (5)	(0.34) (5)	0.12 (5)	0.11 (5)
Net realized and unrealized gain (loss) on investments	10.49	10.53	(0.13)	10.77	7.15	3.67
Total from investment operations	10.23	10.25	(0.33)	10.43	7.27	3.78

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.27)	(0.26)	(0.25)
From net realized gain	(0.31)	(5.14)	(6.14)	—	—	—
Total distributions	(0.31)	(5.14)	(6.14)	(0.27)	(0.26)	(0.25)
Net asset value, end of period/year	$76.25	$66.33	$61.22	$67.69	$57.53	$50.52

Total return	15.45% ^	17.55%	1.30%	18.19%	14.45%	8.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$233.3	$211.0	$211.2	$235.6	$222.1	$226.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.27% (6) +	1.29% (6)	1.28% (6)	1.27% (6)	1.31% (6)	1.31%
After fees waived and expenses absorbed (3)	1.27% (6) +	1.29% (6)	1.28% (6)	1.27% (6)	1.31% (6)	1.29%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	(0.73)% (6) +	(0.50)% (6)	(0.37)% (6)	(0.61)% (6)	0.19% (6)	0.19%
After fees waived and expenses absorbed (4)	(0.73)% (6) +	(0.50)% (6)	(0.37)% (6)	(0.61)% (6)	0.19% (6)	0.21%
Portfolio turnover rate	46% ^	175%	107%	83%	172%	172%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.26%, 1.25%, 1.21%, 1.28%, and 1.27%, for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(4)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.71)%, (0.47)%, (0.34)%, (0.55)%, 0.22%, and 0.23%, for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(5)	Calculated using the average shares outstanding method.
(6)	Includes interest expense of $22 or 0.00%, $2,872 or 0.00%, $1,069 or 0.00%, $1,117 or 0.00% and $737 or 0.00% of average net assets for the period/year ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30,2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	29

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$68.77	$59.06	$73.48	$62.16	$57.31	$52.78
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(0.30) (5)	(0.31) (5)	(0.29) (5)	(0.55) (5)	(0.03) (5)	(0.01) (5)
Net realized and unrealized gain (loss) on investments	10.00	12.24	(3.79)	11.87	5.04	4.58
Total from investment operations	9.70	11.93	(4.08)	11.32	5.01	4.57

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.16)	(0.04)
From net realized gain	(1.05)	(2.22)	(10.34)	—	—	—
Total distributions	(1.05)	(2.22)	(10.34)	—	(0.16)	(0.04)
Net asset value, end of period/year	$77.42	$68.77	$59.06	$73.48	$62.16	$57.31

Total return	14.13% ^	20.66%	-3.05%	18.21%	8.77%	8.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$39.2	$35.1	$35.8	$44.9	$43.4	$53.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.39% (6) +	1.48% (6)	1.44% (6)	1.42% (6)	1.45% (6)	1.41%
After fees waived and expenses absorbed (3)	1.35% (6) +	1.35% (6)	1.35% (6)	1.35% (6)	1.35% (6)	1.31%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	(0.85)% (6)+	(0.65)% (6)	(0.59)% (6)	(0.90)% (6)	(0.15)% (6)	(0.15)%
After fees waived and expenses absorbed (4)	(0.81)% (6) +	(0.52)% (6)	(0.50)% (6)	(0.83)% (6)	(0.05)% (6)	(0.05)%
Portfolio turnover rate	92% ^	159%	187%	144%	186%	226%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.34%, 1.33%, 1.34%, 1.33%, 1.34%, and 1.29%, for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(4)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been (0.79)%, (0.50)%, (0.49)%, (0.81)%, (0.05)%, and (0.03)%, for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(5)	Calculated using the average shares outstanding method.
(6)	Includes interest expense of $74 or 0.00%, $1,013 or 0.00%, $600 or 0.00%, $428 or 0.00% and $1,864 or 0.00% of average net assets for the period/years ended March 31, 2021, September 30, 2020 September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2021

RELAX	Conservative Upgrader Fund Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2021	Year Ended September 30,
	(Unaudited)	2020	2019 (7)	2018	2017	2016
Net asset value, beginning of period/year	$41.43	$40.43	$41.40	$40.41	$36.87	$35.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.00 (5) (8)	0.19 (5)	0.27 (5)	0.26 (5)	0.51 (5)	0.48 (5)
Net realized and unrealized gain (loss) on investments	4.72	2.20	0.63	4.01	3.57	2.18
Total from investment operations	4.72	2.39	0.90	4.27	4.08	2.66

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.46)	(0.16)	(0.52)	(0.54)	(0.54)
From net realized gain	—	(0.93)	(1.71)	(2.76)	—	(0.92)
Total distributions	(0.18)	(1.39)	(1.87)	(3.28)	(0.54)	(1.46)
Net asset value, end of period/year	$45.97	$41.43	$40.43	$41.40	$40.41	$36.87

Total return	11.42%^	5.99%	28.84%	11.22%	11.19%	7.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$87.1	$83.4	$99.3	$60.1	$57.6	$55.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees recaptured/waived and expenses absorbed	1.32% (6) +	1.33% (6)	1.35% (6)	1.35% (6)	1.40% (6)	1.40%
After fees recaptured/waived and expenses absorbed (3)	1.32% (6) +	1.35% (6)	1.35% (6)	1.35% (6)	1.35% (6)	1.32%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	-0.01% (6) +	0.48% (6)	0.66% (6)	0.61% (6)	1.25% (6)	1.23%
After fees waived and expenses absorbed (4)	-0.01% (6) +	0.46% (6)	0.66% (6)	0.61% (6)	1.30% (6)	1.31%
Portfolio turnover rate	42%^	172%	151%	92%	129%	140%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.30%, 1.33%, 1.32%, 1.31%, 1.32%, and 1.30%, for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(4)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.02%, 0.48%, 0.69%, 0.65%, 1.33%, and 1.33%, for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(5)	Calculated using the average shares outstanding method.
(6)	Includes interest expense of $38 or 0.00%, $3,077 or 0.00%, $1,536 or 0.00%, $734 or 0.00% and $366 or 0.00% of average net assets for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
(7)	On July 26, 2019, shares of the FundX Tactical Upgrader Fund were reorganized into shares of the FundX Conservative Upgrader Fund. Activity after July 26, 2019 reflects the Funds’ combined operations.
(8)	Represents less than 0.00 dollar.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	31

INCMX	Flexible Income Fund Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2021	Year Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$26.92	$28.13	$28.50	$29.16	$28.61	$28.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.34 (5)	0.49 (5)	0.60 (5)	0.84 (5)	0.97 (5)	0.79 (5)
Net realized and unrealized gain (loss) on investments	1.15	(1.12)	0.35	(0.48)	0.33	0.82
Total from investment operations	1.49	(0.63)	0.95	0.36	1.30	1.61

LESS DISTRIBUTIONS:
From net investment income	(0.62)	(0.58)	(1.32)	(1.02)	(0.75)	(1.25)
From net realized gain	—	—	—	—	—	—
Total distributions	(0.62)	(0.58)	(1.32)	(1.02)	(0.75)	(1.25)
Net asset value, end of period/year	$27.79	$26.92	$28.13	$28.50	$29.16	$28.61

Total return	5.55%^	-2.32%	3.66%	1.25%	4.74%	5.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$86.7	$85.3	$97.4	$99.9	$98.1	$91.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.01% (6) +	1.01% (6)	1.01% (6)	0.98% (6)	1.03% (6)	1.01%
After fees waived and expenses absorbed (3)	0.99% (6) +	0.99% (6)	1.00% (6)	0.99% (6)	0.99% (6)	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (2):
Before fees recaptured/waived and expenses absorbed	2.43% (6) +	1.75% (6)	2.14% (6)	2.95% (6)	3.35% (6)	2.79%
After fees recaptured/waived and expenses absorbed (4)	2.45% (6) +	1.77% (6)	2.15% (6)	2.94% (6)	3.39% (6)	2.81%
Portfolio turnover rate	59%^	262%	180%	105%	82%	130%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.97%, 0.98%, 0.97%, 0.98%, 0.96%, and 0.97% for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(4)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.46%, 1.78%, 2.18%, 2.95%, 3.41%, and 2.83%, for the period/years ended March 31, 2021, September 30, 2020, September 30,2019, September 30, 2018, September 30, 2017, and September 30, 2016, respectively. (Note 3)
(5)	Calculated using the average shares outstanding method.
(6)	Includes interest expense of $296 or 0.00%, $1,916 or 0.00%, $10,082 or 0.01%, $1,173 or 0.00% and $999 or 0.00% of average net assets for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2021

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,			March 31, 2017(*) through September 30, 2017
		2020	2019	2018
Net asset value, beginning of period/year	$33.27	$27.80	$31.67	$27.52	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (1)	(0.20) (6)	(0.23) (6)	(0.15) (6)	(0.18) (6)	(0.13) (6)
Net realized and unrealized gain on investments	3.95	5.77	0.17	4.84	2.65
Total from investment operations	3.75	5.54	0.02	4.66	2.52

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.40)	—
From net realized gain	(0.97)	(0.07)	(3.89)	(0.11)	—
Total distributions	(0.97)	(0.07)	(3.89)	(0.51)	—
Net asset value, end of period/year	$36.05	$33.27	$27.80	$31.67	$27.52

Total return	11.28% ^	20.01%	2.49%	17.12%	10.08% ^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$25.2	$21.9	$20.3	$19.7	$10.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	1.47% (4) +	1.52% (4)	1.52% (4)	1.55% (4)	2.25% (4) +
After fees waived and expenses absorbed	1.35% (3) (4) +	1.35% (3) (4)	1.36% (3) (4)	1.35% (4)	1.35% (4) +

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS (2):
Before fees waived and expenses absorbed	(1.24)% (4) +	(0.96)% (4)	(0.72)% (4)	(0.81)% (4)	(1.85)% (4) +
After fees waived and expenses absorbed	(1.12)% (4) (5) +	(0.79)% (4) (5)	(0.56)% (4) (5)	(0.61)% (4)	(0.95)% (4) +
Portfolio turnover rate	60% ^	156%	190%	161%	27% ^

*	The FundX Sustainable Impact Fund was incepted March 31, 2017.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.33%, 1.34% and 1.35% for the period/years ended March 31, 2021, September 30, 2020 and September 30, 2019. (Note 3)
(4)	Includes interest expense of $7 or 0.00% or $587 or 0.01%, $2,387 or 0.01%, $32 or 0.00% and $0 or 0.00% of average net assets for the period/years ended March 31, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
(5)	Including credit for expenses paid indirectly, the ratio of net investment loss to average net assets would have been (1.10)%, (0.78)% and (0.55)% for the period/years ended March 31, 2021, September 30, 2020 and September 30, 2019. (Note 3)
(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2021	Fundxfunds.com	33

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2021 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Upgrader Fund (“Upgrader Fund”), FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), and FundX Sustainable Impact Fund (“Sustainable Impact Fund”), collectively, the “Funds”. Effective March 31, 2017, the Trust launched the Sustainable Impact Fund. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were also advised by the FundX Investment Group, LLC (the “Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014, except for the Sustainable Impact Fund.

The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Income Fund commenced operations on July 1, 2002. The Sustainable Impact Fund commenced operations on March 31, 2017.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Sustainable Impact Fund is to obtain long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2021 the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

34	Semiannual Report 2021

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2021 (UNAUDITED), continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

FUNDX UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$232,866,768	$ —	$ —	$232,866,768
Short-Term Investments	546,545	—	—	546,545
Total Investments in Securities	$233,413,313	$ —	$ —	$233,413,313

FUNDX AGGRESSIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$39,079,548	$ —	$ —	$39,079,548
Short-Term Investments	109,712	—	—	109,712
Total Investments in Securities	$39,189,260	$ —	$ —	$39,189,260

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$86,743,383	$ —	$ —	$86,743,383
Short-Term Investments	81,963	—	—	81,963
Total Investments in Securities	$86,825,346	$ —	$ —	$86,825,346

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$85,733,033	$ —	$ —	$85,733,033
Short-Term Investments	656,167	—	—	656,167
Total Investments in Securities	$86,389,200	$ —	$ —	$86,389,200

FUNDX SUSTAINABLE IMPACT FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$24,801,641	$ —	$ —	$24,801,641
Short-Term Investments	127,676	—	—	127,676
Total Investments in Securities	$24,929,317	$ —	$ —	$24,929,317

See schedule of investments for breakout of investment company types.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended September 30, 2020, the Upgrader Fund, Aggressive Upgrader Fund and Sustainable Impact Fund had late year losses of $852,308, $190,794, and $156,016, respectively. No Fund had any post October losses.

At September 30, 2020, the following Capital Loss Carryover were available:

	Infinite Short-Term	Total
CONSERVATIVE UPGRADER FUND	$(608,699)	$(608,699)
FLEXIBLE INCOME FUND	$6,484,992	$6,484,992

Capital Loss Carryover for the Conservative Upgrader Fund is subject to Annual Section 382 Limitation, of which $107,732 is available on 9/30/2021.

As of September 30, 2020, there were no Capital Loss Carryover available to offset future gains for the Upgrader Fund, Aggressive Upgrader Fund, and Sustainable Impact Fund.

Semiannual Report 2021	Fundxfunds.com	35

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2021 (UNAUDITED), continued

For fiscal year ended September 30, 2020, the following Fund has utilized Capital Loss Carryover in the following amount:

CONSERVATIVE UPGRADER FUND	$521,524

For fiscal year ended September 30, 2020, the following Fund has generated Capital Loss Carryover in the following amount:

FLEXIBLE INCOME FUND	$2,643,870

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2020, the following adjustments were made:

	Distributable
	Earnings	Paid-In Capital
UPGRADER FUND	$(1,389,910)	$1,389,910
AGGRESSIVE FUND	(197,091)	197,091
SUSTAINABLE IMPACT FUND	(90,312)	90,312

The permanent differences primarily relate to ETF and mutual fund dividend reclassifications, use of equalization, and merger adjustments.

I. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

J. COVID-19 Pandemic. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund, the Conservative Fund, and the Sustainable Impact Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the six months ended March 31, 2021, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Sustainable Impact Fund incurred $1,144,609, $194,127, $433,993, $298,476 and $120,644 in investment advisory fees, respectively.

36	Semiannual Report 2021

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2021 (UNAUDITED), continued

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

UPGRADER FUND	1.35%	FLEXIBLE INCOME FUND	0.99%
AGGRESSIVE FUND	1.35%	SUSTAINABLE IMPACT FUND	1.35%
CONSERVATIVE FUND	1.35%

From August 4, 2014, the Fund’s commencement of operations, to January 31, 2016 the Fund’s expense were capped at 1.25%, 1.25%, 1.25%, and 0.99% of average daily net assets for the Upgrader Fund, Aggressive Fund, Conservative Fund, and Flexible Income Fund, respectively. On November 18, 2015 the Board of Trustees approved a proposal to increase the expense cap to 1.35%, 1.35%, and 1.35% of average daily net assets for the Upgrader Fund, Aggressive Fund, and Conservative Fund, respectively, effective February 1, 2016. There were no changes to the allowable expense of Flexible Income Fund.

The contract is in effect through January 31, 2022 and may be terminated at any time by the Board of Trustees upon sixty days written notice to the Advisor. The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following thirty six months after such payment. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2021, the Advisor waived $0, $8,041, $0, $6,843, and $14,208 in fees for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively. For the six months ended March 31, 2021, the Advisor recaptured fees of $174 from the Conservative Fund.

At March 31, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Aggressive Fund, Flexible Income and Sustainable Impact Fund that may be recouped was $107,940, $34,527 and $93,433 respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2021	2022	2023	2024	Total
AGGRESSIVE FUND	$17,254	$33,362	$42,876	$14,448	$107,940
FLEXIBLE FUND	—	7,316	17,938	9,273	$34,527
SUSTAINABLE IMPACT FUND	15,245	29,665	34,315	14,208	$93,433

U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2021 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2021, this expense reduction, in aggregate, equaled $19,043, $2,141, $11,951, $7,705 and $2,627 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

Semiannual Report 2021	Fundxfunds.com	37

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2021 (UNAUDITED), continued

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2021 are as follows:

	Purchases	Sales
UPGRADER FUND	$103,767,065	$107,470,575
AGGRESSIVE FUND	35,325,877	34,865,176
CONSERVATIVE FUND	35,905,218	39,563,266
FLEXIBLE INCOME FUND	49,809,606	51,451,445
SUSTAINABLE IMPACT FUND	15,123,221	14,152,751

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$ —	$950,917	$—	$17,353,173
AGGRESSIVE FUND	—	530,656	—	1,279,285
CONSERVATIVE FUND	359,435	—	1,063,644	2,166,793
FLEXIBLE INCOME FUND	1,751,962	—	1,989,481	—
SUSTAINABLE IMPACT FUND	—	640,625	38,803	10,408

* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2020.

As of September 30, 2020, components of distributable earnings on a tax basis were as follows:

	FUNDX UPGRADER FUND	FUNDX AGGRESSIVE UPGRADER FUND	FUNDX CONSERVATIVE UPGRADER FUND
Cost of investments	$169,691,115	$27,902,914	$75,864,911
Gross tax unrealized appreciation	41,929,002	7,358,459	7,884,025
Gross tax unrealized depreciation	(350,497)	(105,624)	(306,519)
Net tax unrealized appreciation	$41,578,505	$7,252,835	$7,577,506
Undistributed ordinary income	$—	$—	$155,196
Undistributed long-term capital gain	950,906	530,654	—
Total distributable earnings	$950,906	$530,654	$155,196
Other accumulated loss	(852,308)	(190,870)	(608,699)
Total accumulated gain/(loss)	$41,677,103	$7,592,619	$7,124,003

	FUNDX FLEXIBLE INCOME FUND	FUNDX SUSTAINABLE IMPACT FUND
Cost of investments	$83,716,029	$17,015,571
Gross tax unrealized appreciation	1,870,864	4,884,629
Gross tax unrealized depreciation	(341,315)	—
Net tax unrealized appreciation	$1,529,549	$4,884,629
Undistributed ordinary income	$890,445	$—
Undistributed long-term capital gain	—	626,351
Total distributable earnings	$890,455	$626,351
Other accumulated loss	(6,484,992)	(156,016)
Total accumulated gain/(loss)	(4,064,998)	$5,354,964

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

38	Semiannual Report 2021

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2021 (UNAUDITED), continued

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. had made available a $50 million unsecured line of credit pursuant to a Loan and Security Agreement for the Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six months ended March 31, 2021 the average interest rate on the credit facility was the prime rate for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the six months ended March 31, 2021 the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at March 31, 2021
UPGRADER FUND	$1,330	$80,000	$22	3.25%	$—
AGGRESSIVE FUND	3,830	697,000	74	3.25%	—
CONSERVATIVE FUND	9,082	628,000	38	3.25%	—
FLEXIBLE INCOME FUND	8,071	230,000	296	3.25%	—
SUSTAINABLE IMPACT FUND	456	74,000	7	3.25%	—

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have adopted these changes into their financial statements.

Semiannual Report 2021	Fundxfunds.com	39

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2021

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the FundX Upgrader Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During the Period*
FUNDX UPGRADER FUND
Actual	$1,000.00	$1,154.50	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29
FUNDX AGGRESSIVE UPGRADER FUND
Actual	$1,000.00	$1,141.30	$7.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$6.74
FUNDX CONSERVATIVE UPGRADER FUND
Actual	$1,000.00	$1,114.20	$6.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.46	$6.53
FUNDX FLEXIBLE INCOME FUND
Actual	$1,000.00	$1,055.50	$4.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$4.90
FUNDX SUSTAINABLE IMPACT FUND
Actual	$1,000.00	$1,112.80	$7.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.31	$6.68

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, and FundX Sustainable Impact Fund were 1.25%, 1.34%, 1.30%, 0.97%, and 1.33%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

40	Semiannual Report 2021

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust (1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	5	Director, Balco, Inc., (2018-Present).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Certified Public Accountant; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	5	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (Consulting Services) (1980-Present).	5	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, a commodity pool operator that sponsors iShares Gold Trust, iShares Silver Trust, and iShares S&P GSCI Commodity-Indexed Trust. (2009-Present).
Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	President, FundX Investment Group, LLC since 1978.	5	None

Semiannual Report 2021	Fundxfunds.com	41

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED), continued

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President	Indefinite Term; Since March 2018	Managing Partner, FundX Investment Group, LLC since 2001.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Indefinite Term; Since August 2015 Indefinite Term; Since April 2014	Portfolio Manager, FundX Investment Group, LLC since 1990.	N/A	N/A
William McDonell (born 1951) FundX Investment Group, LLC 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Secretary	Indefinite Term; Since March 2018	Compliance Manager, FundX Investment Group, LLC and FundX Investment Trust, 2016-present; Chief Compliance Officer, Atherton Lane Advisers LLC and Deep Blue Capital Management, L.P., 2008-2016.	N/A	N/A

42	Semiannual Report 2021

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundxfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds’ Semiannual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form NQ or Part F of Form N-PORT are available on the SEC website at http://www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may qualify as “qualified dividends” which are generally subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER	0.0%
AGGRESSIVE UPGRADER	0.0%
CONSERVATIVE UPGRADER	89.65%
FLEXIBLE INCOME	8.00%
SUSTAINABLE IMPACT	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2020 was as follows:

UPGRADER	0.0%
AGGRESSIVE UPGRADER	0.0%
CONSERVATIVE UPGRADER	58.39%
FLEXIBLE INCOME	2.49%
SUSTAINABLE IMPACT	0.0%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows (unaudited).

UPGRADER	0.0%
AGGRESSIVE UPGRADER	0.0%
CONSERVATIVE UPGRADER	0.0%
FLEXIBLE INCOME	0.0%
SUSTAINABLE IMPACT	0.0%

Semiannual Report 2021	Fundxfunds.com	43

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863].Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.fundxfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

44	Semiannual Report 2021

Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	360876106
FundX Aggressive Upgrader Fund	HOTFX	360876403
FundX Conservative Upgrader Fund	RELAX	360876304
FundX Flexible Income Fund	INCMX	360876205
FundX Sustainable Impact Fund	SRIFX	360876700

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:	For more about our funds and strategies: 800-763-8639 For account information: 866-455-FUND www.fundxfunds.com

Advisor	Distributor	Transfer Agent
FundX Investment Group, LLC	Quasar Distributors, LLC	U.S.Bancorp Fund Services, LLC
101 Montgomery Street, Suite 2400	615 East Michigan Street	615 East Michigan Street
San Francisco, CA 94104	Milwaukee, WI 53202	Milwaukee, WI 53202

Custodian	Independent Registered Public Accounting Firm	Legal Counsel
U.S. Bank, N.A. Custody Operations 1555 N.RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Tait, Weller & Baker LLP 1818 Market Street Suite 2400 Philadelphia, PA 19103	Cravath & Associates, LLC 19809 Shady Brook Way Gaithersburg, MD 20879

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to Registrant’s Form N-CSR filed December 3, 2014.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundX Investment Trust

By (Signature and Title) /s/ Jeff Smith
   Jeff Smith, President/Principal Executive Officer

Date              June 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeff Smith
       Jeff Smith, President/Principal Executive Officer

Date       June 1, 2021

By (Signature and Title) /s/ Sean McKeon
       Sean McKeon, Treasurer/Principal Financial Officer

Date       June 1, 2021